Real Estate Owned (Q2) (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) property	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) property	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Real Estate [Line Items]
Real Estate Owned, net	$ 0		$ 0		$ 26,510	$ 35,333
Accumulated depreciation	(1,330)		(1,330)		(931)	(219)
Real estate owned, net	26,111		26,111		26,510
Depreciation expense	$ 200	$ 300	$ 400	$ 500	1,000	200
Held-for-sale
Real Estate [Line Items]
Number of real estate properties | property	1		1
Land
Real Estate [Line Items]
Real estate owned, acquired through foreclosure, gross					1,887	1,887
Real estate owned, gross	$ 1,887		$ 1,887		1,887
Building and Improvements
Real Estate [Line Items]
Real estate owned, acquired through foreclosure, gross					21,989	33,664
Real estate owned, gross	21,989		21,989		21,989
Furniture, Fixtures and Equipment
Real Estate [Line Items]
Real estate owned, acquired through foreclosure, gross					3,565	0
Real estate owned, gross	3,565		3,565		3,565
Office | Jeffersonville, IN
Real Estate [Line Items]
Accumulated Depreciation	(1,330)		(1,330)
Real Estate Owned, net	26,111		26,111		26,510	27,309
Accumulated depreciation					(931)	(133)
Office | Jeffersonville, IN | Land
Real Estate [Line Items]
Real estate owned, acquired through foreclosure, gross	1,887		1,887		1,887	1,887
Office | Jeffersonville, IN | Building and Improvements
Real Estate [Line Items]
Real estate owned, acquired through foreclosure, gross	21,989		21,989		21,989	25,554
Office | Jeffersonville, IN | Furniture, Fixtures and Equipment
Real Estate [Line Items]
Real estate owned, acquired through foreclosure, gross	$ 3,565		$ 3,565		$ 3,565	$ 0